Borrowings - Summary of Borrowings (Details) - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023		Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	$ 13,382,311		$ 13,511,319	$ 13,511,319		$ 11,863,506
Current portion of long-term borrowings	1,228,701
Convertible bond	4,289,064
Long-term borrowings	5,218,481		4,864,373	4,864,373		4,741,358
Total	$ 24,118,557	$ 7,674,154	$ 21,957,620	$ 21,957,620		$ 18,606,006
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.38%
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 694,340
Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.50%		2.50%
Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%		5.00%
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.15%
Short-term borrowings	$ 6,665,723					$ 633,945
Short-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.00%
Short-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			36.00%
SBI Savings Bank [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.94%		9.37%	9.37%		7.38%
Short-term borrowings	$ 629,800		$ 672,059	$ 672,059		$ 729,036
KEB Hana Bank [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.69%		5.90%	5.90%
Long-term borrowings	$ 3,981,497		$ 4,248,646	$ 4,248,646
KEB Hana Bank [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.37%		5.59%	5.59%
Short-term borrowings	$ 1,013,472		$ 1,158,722	$ 1,158,722
Whale Investment [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%		8.00%	8.00%
Short-term borrowings	$ 3,257,588		$ 3,476,165	$ 3,476,165
Samsung Securities Co., Ltd [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.00%		6.00%	6.00%		6.00%
Short-term borrowings	$ 580,937		$ 619,916	$ 619,916		$ 635,926
Powergen [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			11.00%	11.00%
Short-term borrowings			$ 749,307	$ 749,307
Ulmus-Solon Technology Investment Partnership 1st Joint Business Execution Cooperative [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%		6.00%	6.00%		6.00%
Short-term borrowings	$ 232,375		$ 247,966	$ 247,966		$ 254,370
Yu Ha Asset [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%		12.00%	12.00%
Short-term borrowings	$ 723,909		$ 772,481	$ 772,481
William Isam Company [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.00%		4.00%	4.00%		4.00%
Short-term borrowings	$ 191,639		$ 190,632	$ 190,632		$ 189,407
Biox [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	6.00%
Long-term borrowings	$ 398,150
Biox [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%	5.00%
Short-term borrowings			$ 314,846	$ 314,846
Others [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						2.50%
Long-term borrowings			$ 615,727	615,727		$ 45,397
Others [member] | Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.50%
Others [member] | Long-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.00%
Others [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.00%
Short-term borrowings			$ 5,309,225	5,309,225		$ 2,903,178
Others [member] | Short-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			1.00%
Others [member] | Short-term borrowings [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			36.00%
Others [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5.00%
Long-term borrowings						$ 337,592
United asset management Ltd. [member]
Disclosure of detailed information about borrowings [line items]
Current portion of long-term borrowings			$ 1,620,136	$ 1,620,136		$ 2,001,142
United asset management Ltd. [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%			6.00%
United asset management Ltd. [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.38%			7.38%
Charm Savings Bank [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			10.00%	10.00%	[1]
Convertible bond			$ 1,961,792	$ 1,961,792	[1]
Whale No.1 M&A Private Equity Joint Venture for Small and Medium Enterprises [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.00%
Short-term borrowings						$ 3,565,938
Han Partners [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Short-term borrowings						$ 132,177
Han Partners [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Short-term borrowings						$ 82,611
Han Partners [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Short-term borrowings						$ 66,089
Han Partners [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.00%
Short-term borrowings						$ 8,262
Kookmin Bank [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.15%
Short-term borrowings						$ 285,275
Sung Soo Lee [member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						7.90%
Short-term borrowings						$ 2,377,292
MG Saemaul Credit Union (Sannam) [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						9.00%
Long-term borrowings						$ 3,565,938
MG Saemaul Credit Union (Sannam) [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.70%
Long-term borrowings						$ 792,431
Blooming Innovation [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%
Short-term borrowings	$ 72,391
Four Season SPA [Member] | Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.00%
Short-term borrowings	$ 14,477
Joon Soo Jeon [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%
Convertible bond	$ 969,314
Daesun, Inc [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	10.00%
Convertible bond	$ 894,750
Convertible Promissory NoteFebruary [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Convertible bond	$ 1,250,000
Convertible Promissory NoteApril [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Convertible bond	$ 1,175,000
Korea Finance for Construction [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.57%
Long-term borrowings	$ 44,494
JGG SPAC Holdings [Member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.00%
Long-term borrowings	$ 100,000

[1]	On August 21, 2023, Charm Savings Bank and Bluming Innovation Co., Ltd (“Purchaser”) executed a convertible bond purchase agreement for the sale and transfer of a convertible bond with an aggregate principal amount of USD 1,931,203, equivalent to KRW 2,500,000,000 to the Purchaser. Joon Soo Jeon and Daesun, Inc. purchased CB from Bluming Innovation for amounts of USD 1,004,226, equivalent to KRW 1,300,000,000 and USD 926,977, equivalent to KRW 1,200,000,000 on February 19 and April 1, 2024, respectively.